Schedule of Due to Related Parties and Related Party Transactions (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Kelvin Ang [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 145,431			$ 61,707		$ 150,426	$ 196,528	$ 83,388
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	145,431			61,707		150,426	$ 196,528	$ 83,388
Fastfixs System Pte Ltd [Member]
Related Party Transaction [Line Items]
Consultation fee	104,340	$ 141,000	$ 11,000	102,120	$ 138,000
Supply of labors	79,417	107,320		$ 31,823	$ 43,004
54 Pandan Road Pte Ltd [Member]
Related Party Transaction [Line Items]
Rental of warehouse	$ 266,400	$ 360,000				30,000
Fine Build Ninefold Group Construction Company Private Limited [Member]
Related Party Transaction [Line Items]
Supply construction material						$ 25,633